FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Swap contracts
Assets position	1,945,120	899,522	118,083	104,300
Foreign Currency	626,540	594,886	1,406	7,782
US$(1)	509,245	493,087	1,406	6,526
EUR(1)	117,295	101,799	—	1,256
NDF US$(3)	—	—	—	—

Floating rate	221,461	259,259	—	2,938
CDI(1)	176,470	214,268	—	1,098
Euribor(4)	44,991	44,991	—	1,840

Pre-rate	1,048,500	—	—	—
NDF Copper(5)	1,048,500	—	—	—

Inflation rates	48,619	45,377	116,677	93,580
IPCA(2)	48,619	45,377	116,677	93,580

Liabilities position	(1,945,120)	(899,522)	(198,658)	(98,205)
Floating rate	(720,150)	(685,254)	(122,069)	(97,353)
CDI(1)(2)	(720,150)	(685,254)	(122,069)	(97,353)

Commodities	(1,048,500)	—	(72,868)	—
NDF Copper(5)	(1,048,500)	—	(72,868)	—

Foreign Currency	(176,470)	(214,268)	(3,721)	(852)
US$(1)	(154,230)	(214,268)	(3,434)	(852)
EUR(1)	(22,240)	—	(287)	—

	Long position		16,328	17,364
	Current		7,706	15,524
	Non-current		8,622	1,840

	Short position		(96,903)	(11,269)
	Current		(53,044)	(866)
	Non-current		(43,859)	(10,403)
	Amounts receivable (payable), net		(80,575)	6,095

(1)Foreign currency swap (euro and CDI x euro) (R$95,055) and (dollar and CDI x dollar) (R$355,055) – swap transactions contracted with maturities up to February 23, 2026, with the objective of protecting against exchange rate variation risks of net amounts payable (book value of R$1,664 payable and R$5,432 payable, respectively).
(2)IPCA x CDI Swap (R$48,619) – swap transactions contracted with maturities in 2033 with the objective of protecting against the risk of variation of the IPCA (book value of R$5,345 to receive).
(3)Forward operations contracted (NDF dollar x R$), closed on December 11, 2025, had the objective of protecting against exchange rate variation risks of service contracts.
(4)Swap Euribor x CDI (R$44,991) – swap transactions contracted with maturities in 2027 with the objective of protecting against the risk of Euribor variation (accounting value of R$5,956 to be payable)
(5)NDF Copper x Pre (R$1,048,500 - LME in Reais * Tons contracted) – Copper NDF transactions contracted to protect future sales revenues against variations in the price of copper on the LME relative to the Real. (book value R$72,868 payable) The transaction is designated for cash flow hedging.

Schedule of net changes of derivative financial instruments

	12.31.2025	12.31.2024
Balance at the beginning of the fiscal year	6,095	(9,415)
Payments	137,956	34,285
Receipts	(43,164)	(92,079)
Effects on the financial result of fair value adjustments	(101,776)	68,944
Effects on equity of fair value adjustments	(79,686)	4,360
Balance at the end of the year	(80,575)	6,095

Schedule of breakdown of swaps maturing after December 31, 2021

	Maturing in
Swap contract	2026	2027	2028	2029	2030	2031 onwards	Amount receivable (payable) on 12.31.2025
IPCA x CDI	5,983	5,353	5,465	4,943	4,678	(21,077)	5,345
Euribor x CDI	—	(5,956)	—	—	—	—	(5,956)
Foreign currency x CDI	(3,375)	—	—	—	—	—	(3,375)
NDF Copper x Pre	(44,225)	(28,643)	—	—	—	—	(72,868)
CDI x Foreign Currency	(3,721)	—	—	—	—	—	(3,721)
Total	(45,338)	(29,246)	5,465	4,943	4,678	(21,077)	(80,575)

Schedule of sensitivity analysis net exposure

		Company / Consolidated
Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	141,493	176,866	212,239
Payables in EUR	Debt (appreciation risk EUR)	(140,174)	(175,217)	(210,260)
Receivables in EUR	Debt (depreciation risk EUR)	869	1,086	1,304
	Net Exposure	2,188	2,735	3,283

Hedge (assets position)	Derivatives (depreciation risk US$)	351,379	439,224	527,069
Payables in US$	Debt (appreciation risk US$)	(432,197)	(540,246)	(648,296)
Receivables in US$	Debt (depreciation risk US$)	79,236	99,045	118,854
	Net Exposure	(1,582)	(1,977)	(2,373)

Copper Hedge (liabilities position)	Derivatives (High Copper Risk)	(72,868)	(91,084)	(136,627)
Future Copper Revenue	Debts (Risk of a fall in copper prices)	72,868	91,084	136,627
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (Risk of IPCA fall)	37,528	25,925	16,072
Debt indexed to the IPCA (Brazilian inflation index)	Debts (Risk of increased inflation)	(37,528)	(25,925)	(16,072)
	Net Exposure	—	—	—

Hedge (active position)	Derivatives (Risk of Euribor drop)	5,956	7,445	11,168
Debt in Euribor	Debts (Risk of Euribor increase)	(5,956)	(7,445)	(11,168)
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	3,721	3,728	3,737
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(32,183)	(40,228)	(48,274)
	Net Exposure	(28,462)	(36,500)	(44,537)

Total net exposure in each scenario		(27,856)	(35,742)	(43,627)

Net effect on changes in current fair value		—	(7,886)	(15,771)

Schedule of sensitivity analysis assumptions
The assumptions used by the Company for the sensitivity analysis on December 31, 2025, were as follows:

Risk Variable	Probable	25% depreciation	50% depreciation
US$	5.50	6.88	8.25
EUR	6.47	8.09	9.70
IPCA	4.87%	6.12%	7.39%
IGPM	1.05%	1.31%	1.58%
CDI	14.90%	18.63%	22.35%
Euribor	1.96%	2.46%	2.95%
Price of Copper (Ton) - US$	12,504	15,630	18,756

Schedule of composition of financial assets and liabilities
Below, we present the composition and classification of financial assets and liabilities as of December 31, 2025 and 2024.

			Book value		Fair value
	Classification by category	Fair value hierarchy	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Financial Assets
Current
Cash and cash equivalents (Note 3.)	1		7,032,339	6,691,098	7,032,339	6,691,098
Financial investments (Note 4.)	2	Level 2	99,102	—	99,102	—
Trade accounts receivable (Note 5.)	1		10,619,617	9,471,592	10,619,617	9,471,592
Derivative transactions (Note 32.)	2	Level 2	7,706	15,524	7,706	15,524
Sale of real estate and other receivables (Note 11.)	1		192,472	134,963	192,472	134,963
Related-party receivables (Note 11.)	1		26,317	72,641	26,317	72,641

Non-current
Financial investments (Note 4.)	1		41,308	42,619	41,308	42,619
Trade accounts receivable (Note 5.)	1		283,502	370,149	283,502	370,149
Derivative transactions (Note 32.)	2	Level 2	8,622	1,840	8,622	1,840
Sale of real estate and other receivables (Note 11.)	1		280,619	120,354	280,619	120,354
Related-party receivables (Note 11.)	1		154	42,759	154	42,759
Total financial assets			18,591,758	16,963,539	18,591,758	16,963,539

Financial Liabilities
Current
Trade accounts payable, net (Note 17.)	1		9,861,294	9,230,624	9,861,294	9,230,624
Loans and financing(Note 21.)	1		2,200	232,118	2,200	232,118
Leases (Note 21.)	1		4,883,176	4,520,626	4,883,176	4,520,626
Debentures (Note 21.)	1		161,453	1,695,214	161,453	1,695,214
Derivative transactions (Note 32.)	2	Level 2	5,449	866	5,449	866
Derivative transactions (Note 32.)	3	Level 2	47,595	—	47,595	—
Liabilities with ANATEL (Note 23.)	1		83,558	146,844	83,558	146,844
Reduction of capital of the Company (Note 22)	1		91,093	38,721	91,093	38,721
Reverse stock split and stock split (Note 23.a)	1		824,723	—	824,723	—
Amounts to be refunded to customers (Note 23.)	1		108,166	126,867	108,166	126,867
Liabilities with related parties (Note 23.)	1		138,026	133,290	138,026	133,290

Non-current
Loans and financing(Note 21.)	1		1,474	1,572,592	1,474	1,572,592
Leases (Note 21.)	1		10,549,678	10,725,980	10,549,678	10,725,980
Debentures (Note 21.)	1		2,905,512	2,000,000	2,905,512	2,000,000
Derivative transactions (Note 32.)	2	Level 2	43,859	10,403	43,859	10,403
Liabilities with ANATEL (Note 23.)	1		911,899	892,648	911,899	892,648
Liabilities with related parties (Note 23.)	1		602	638	602	638
Total financial liabilities			30,619,757	31,327,431	30,619,757	31,327,431
Classification by category
(1)Amortized cost
(2)Measured at fair value through profit or loss
(3)Measured at fair value through OCI

Schedule of Company's ratio of consolidated debt to shareholders' equity
The Company’s ratio of consolidated debt to shareholders’ equity consists of the following:

	12.31.2025	12.31.2024
Cash and cash equivalents	7,032,339	6,691,098
Financial investments	99,102	—
Accounts receivable – FIDC Vivo Pay (net of estimated losses)	187,142	205,832
Loans and financing, debentures, leases and other creditors, net of judicial deposit (2024)	(20,346,681)	(20,705,984)
Derivative transactions, net	(80,575)	6,095
Net debt	(13,108,673)	(13,802,959)
Net equity	69,002,726	69,799,495
Net debt-to-equity ratio	19.00%	19.78%